Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
A summary of the assets and liabilities that are measured at fair value as of June 30, 2020 and December 31, 2019 is as follows (in thousands):

		Fair Value Measurement at June 30, 2020
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (1)	$7,012	$7,012	$—	$—
United States treasury securities	14,990	—	14,990	—

Total	$22,002	$7,012	$14,990	$—

Liabilities:
Warrant liabilities	$38	$—	$—	$38

Total	$38	$—	$—	$38

		Fair Value Measurement at December 31, 2019
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (1)	$21,065	$21,065	$—	$—
United States treasury securities (1)	5,982	—	5,982	—
Fixed income securities	25,746	—	25,746	—

Total	$52,793	$21,065	$31,728	$—

Liabilities:
Warrant liabilities	$299	$—	$—	$299

Total	$299	$—	$—	$299

(1)
Money market funds and United States treasury securities with maturities of less than 90 days at the date of purchase are included within cash and cash equivalents in the accompanying consolidated balance sheets and are recognized at fair value.

A summary of the assets and liabilities that are measured at fair value as of December 31, 2019 and 2018 is as follows (in thousands):

		Fair Value Measurement at December 31, 2019
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (1)	$21,065	$21,065	$—	$—
United States treasury securities (1)	5,982		5,982
Fixed income securities	25,746	—	25,746	—

Total	$52,793	$21,065	$31,728	$—

Liabilities:
Warrant liabilities	$299	$—	$—	$299

Total	$299	$—	$—	$299

		Fair Value Measurement at December 31, 2018
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (1)	$13,264	$13,264	$—	$—
Fixed income securities	49,718	—	49,718	—

Total	$62,982	$13,264	$49,718	$—

Liabilities:
Warrant liabilities	$8,511	$—	$—	$8,511

Total	$8,511	$—	$—	$8,511

(1)
Money market funds and United States treasury securities with maturities of 90 days or less at the date of purchase are included within cash and cash equivalents in the accompanying consolidated balance sheets and are recognized at fair value.

Summary of Change in Company's Level 3 Liabilities, Warrants Issued in a Private Placement
The following table reflects the change in the Company’s Level 3 liabilities, which consists of the warrants issued in a private placement in November 2016 (see Note 7), for the three months ended June 30, 2020 (in thousands):

November Private Placement Warrants
Balance at December 31, 2018	$8,511
Change in fair value	(8,212)

Balance at December 31, 2019	299
Change in fair value	(261)

Balance at June 30, 2020	$38

The following table reflects the change in the Company’s Level 3 liabilities, which consist of the warrants issued in a private placement in November 2016 (see Note 7), for the years ended December 31, 2019 and 2018 (in thousands):

November Private Placement Warrants
Balance at December 31, 2017	$13,128
Change in fair value	(4,617)

Balance at December 31, 2018	$8,511
Change in fair value	(8,212)

Balance at December 31, 2019	$299